Shareholders' Equity (Details 1)	12 Months Ended
Dec. 31, 2017 $ / shares shares
Schedule of employee and director options outstanding separated into ranges of exercise prices
Options outstanding | shares	6,050,820
Weighted average remaining contractual life in years	3 years 6 months 21 days
Outstanding weighted average exercise price per share	$ 2.27
Options exercisable | shares	4,630,420
Exercisable weighted average exercise price per share	$ 2.37
$1.44 - $1.91 [Member]
Schedule of employee and director options outstanding separated into ranges of exercise prices
Exercise price per share, lower limit	1.44
Exercise price per share, upper limit	$ 1.91
Options outstanding | shares	1,742,214
Weighted average remaining contractual life in years	4 years 3 months 26 days
Outstanding weighted average exercise price per share	$ 1.55
Options exercisable | shares	1,255,970
Exercisable weighted average exercise price per share	$ 1.54
2.00 - $2.13 [Member]
Schedule of employee and director options outstanding separated into ranges of exercise prices
Exercise price per share, lower limit	2.00
Exercise price per share, upper limit	$ 2.13
Options outstanding | shares	1,779,918
Weighted average remaining contractual life in years	5 years
Outstanding weighted average exercise price per share	$ 2.03
Options exercisable | shares	970,971
Exercisable weighted average exercise price per share	$ 2.04
2.29 - $2.91 [Member]
Schedule of employee and director options outstanding separated into ranges of exercise prices
Exercise price per share, lower limit	2.29
Exercise price per share, upper limit	$ 2.91
Options outstanding | shares	862,909
Weighted average remaining contractual life in years	1 year 6 months 7 days
Outstanding weighted average exercise price per share	$ 2.62
Options exercisable | shares	860,460
Exercisable weighted average exercise price per share	$ 2.62
3.00 - $3.14 [Member]
Schedule of employee and director options outstanding separated into ranges of exercise prices
Exercise price per share, lower limit	3.00
Exercise price per share, upper limit	$ 3.14
Options outstanding | shares	1,146,642
Weighted average remaining contractual life in years	2 years 6 months 14 days
Outstanding weighted average exercise price per share	$ 3.03
Options exercisable | shares	1,040,904
Exercisable weighted average exercise price per share	$ 3.03
3.16 - $3.32 [Member]
Schedule of employee and director options outstanding separated into ranges of exercise prices
Exercise price per share, lower limit	3.16
Exercise price per share, upper limit	$ 3.32
Options outstanding | shares	519,137
Weighted average remaining contractual life in years	1 year 8 months 16 days
Outstanding weighted average exercise price per share	$ 3.27
Options exercisable | shares	502,115
Exercisable weighted average exercise price per share	$ 3.26